NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE (Details) - Schedule of Maturities of Long-term Debt - USD ($)	Feb. 28, 2022	May 31, 2021
Schedule of Maturities of Long-term Debt [Abstract]
2022	$ 19,448,822	$ 365,991
2023	1,250,000	19,729,822
2024	1,250,000	0
2025	375,000	0
2026	375,000	0
Thereafter	1,125,000	0
Total	$ 23,823,822	$ 20,095,813